Basis of Presentation (Details Textual) (CNY)	6 Months Ended
Jun. 30, 2012
Foreign Currency Exchange Rate, Translation	6.3530
Entity Incorporation, State Country Name	Cayman Islands
Entity Incorporation, Date Of Incorporation	Apr. 12, 2011
Entity Information, Former Legal Or Registered Name	Cogo Group, Inc.